Deposits - Maturity Schedule of Term Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits from customers [Line Items]
Term deposits	$ 327,170	$ 292,005
Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	53,064	50,507
Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	8,784	18,616
Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	150,618	142,942
Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	114,704	79,940
Within 1 year [member]
Disclosure of deposits from customers [Line Items]
Term deposits	217,449	194,800
Within 1 year [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	32,928	30,793
Within 1 year [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	8,773	18,602
Within 1 year [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	66,492	69,139
Within 1 year [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	109,256	$ 76,266
Over 1 year to 2 years [member]
Disclosure of deposits from customers [Line Items]
Term deposits	32,750
Over 1 year to 2 years [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	10,222
Over 1 year to 2 years [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	21,345
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	1,183
Over 2 years to 3 years [member]
Disclosure of deposits from customers [Line Items]
Term deposits	42,139
Over 2 years to 3 years [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	9,601
Over 2 years to 3 years [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	31,416
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	1,122
Over 3 years to 4 years [member]
Disclosure of deposits from customers [Line Items]
Term deposits	10,783
Over 3 years to 4 years [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	197
Over 3 years to 4 years [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	9,605
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	981
Over 4 years to 5 years [member]
Disclosure of deposits from customers [Line Items]
Term deposits	14,998
Over 4 years to 5 years [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	78
Over 4 years to 5 years [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	3
Over 4 years to 5 years [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	13,760
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	1,157
Over 5 years [member]
Disclosure of deposits from customers [Line Items]
Term deposits	9,051
Over 5 years [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	38
Over 5 years [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	8
Over 5 years [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	8,000
Over 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	1,005
Within 3 months [member]
Disclosure of deposits from customers [Line Items]
Term deposits	111,523
Within 3 months [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	11,424
Within 3 months [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	8,440
Within 3 months [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	38,177
Within 3 months [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	53,482
Over 3 months to 6 months [member]
Disclosure of deposits from customers [Line Items]
Term deposits	45,910
Over 3 months to 6 months [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	7,541
Over 3 months to 6 months [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	255
Over 3 months to 6 months [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	7,033
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	31,081
Over 6 months to 12 months [member]
Disclosure of deposits from customers [Line Items]
Term deposits	60,016
Over 6 months to 12 months [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Term deposits	13,963
Over 6 months to 12 months [member] | Banks [member]
Disclosure of deposits from customers [Line Items]
Term deposits	78
Over 6 months to 12 months [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Term deposits	21,282
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term deposits	$ 24,693